Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 58,590	$ 24,047
Restricted cash	2,865	5,886
Accounts receivable, net	14,436	14,121
Amounts due from related parties	28,562	10,545
Prepaid expenses and other current assets	1,895	905
Notes receivable	4,764	4,802
Total current assets	111,112	60,306
Vessels, net	1,043,250	1,099,015
Other long-term assets	5,632	2,779
Deferred dry dock and special survey costs, net	10,820	16,253
Investment in affiliates	66,296	52,122
Loans receivable from affiliates	27,657	11,706
Intangible assets	4,332	8,080
Amounts due from related parties	28,880	34,891
Notes receivable, net of current portion	11,629	15,897
Note receivable from affiliates	4,525	4,253
Total non-current assets	1,203,021	1,244,996
Total assets	1,314,133	1,305,302
Current liabilities
Accounts payable	4,839	3,718
Accrued expenses	5,434	8,800
Deferred revenue	15,256	15,143
Financial liability short-term, net	1,699	0
Current portion of long-term debt, net	25,105	26,586
Total current liabilities	52,333	54,247
Long-term financial liability, net	22,121	0
Long-term debt, net	458,560	466,877
Deferred revenue	4,366	16,468
Total non-current liabilities	485,047	483,345
Total liabilities	537,380	537,592
Commitments and contingencies
Partners' capital:
Common Unitholders (169,054,258 and 147,797,720 units issued and outstanding at December 31, 2018 and December 31, 2017, respectively)	800,374	791,669
General Partner (3,450,091 and 3,016,284 units issued and outstanding at December 31, 2018 and December 31, 2017, respectively)	5,802	5,464
Notes receivable	(29,423)	(29,423)
Total partners' capital	776,753	767,710
Total liabilities and partners' capital	$ 1,314,133	$ 1,305,302